Convertible Debentures (Details 1) - 12 months ended Dec. 31, 2025	USD ($)	CAD ($)
Convertible debentures, opening balance		$ 9,174,957
Fair value remeasurement of convertible debentures held at the beginning of the period		5,418,502
Conversion to common shares		(14,114,800)
Foreign exchange		(388,833)
Convertible debentures, closing balance		$ 89,826
US Currency [Member]
Convertible debentures, opening balance	$ 6,378,141
Fair value remeasurement of convertible debentures held at the beginning of the period	3,960,005
Conversion to common shares	(10,272,690)
Foreign exchange	0
Convertible debentures, closing balance	$ 65,456